Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Cash flows from operating activities:
Net loss	$ (50,715,696)	$ (32,385,895)
Adjustments reconcile net loss to cash used in operating activities:
Depreciation and amortization	1,881,323	1,247,813
Stock-based compensation	1,275,425	68,840
Bad debt expense	44,457	259,052
Loss from change in fair-value of convertible shareholder loan	5,951,087	4,646,994
Non-cash loss on debt extinguishment	4,377,051
Accrued interest expense on shareholder loans	1,957,401	1,341,913
Shareholder loan debt discounts	192,632
Unrealised loss/(gains)	(488,158)	101,511
Changes in operating assets and liabilities:
Accounts receivable and other receivables	(3,957,116)	(1,675,239)
Other current assets	(2,663,083)	(99,797)
Accounts payable and vouchers payable	7,361,586	2,938,930
Accrued expenses	2,107,266	1,817,290
Value-added tax payable	(670,241)	87,740
Income taxes receivable	(1,390,745)	(260,979)
Other current liabilities	57,356	(125,761)
Net cash used in operating activities	(34,679,455)	(22,037,588)
Cash flows from investing activities:
Purchases of property and equipment	(629,958)	(101,178)
Purchases of intangible assets	(3,261,930)	(1,497,213)
Net cash used in investing activities	(3,891,888)	(1,598,391)
Cash flows from financing activities:
Proceeds from issuance of common stock		2,587,312
Proceeds from issuance of debt (convertible loans)	7,228,736	5,599,942
Proceeds from shareholder loan	27,820,784	11,619,145
Net cash provided by financing activities	35,049,520	19,806,399
Effect of exchange rate changes on cash and cash equivalents	3,767,344	2,167,009
Change in cash and cash equivalents during the year	245,521	(1,662,571)
Cash and cash equivalents, beginning of year	587,150	2,249,721
Cash, end of year	$ 832,671	$ 587,150